Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Company Selected Measure Name	Company Selected Measure (Same Store Hotel EBITDA) (in thousands)(4)
Non-PEO NEO Average Total Compensation Amount	$ 1,641,500	$ 1,218,111	$ 2,011,423	$ 939,671
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,064,557	497,242	1,309,123	842,826
Adjustment to Non-PEO NEO Compensation Footnote

	2020		2021		2022		2023
Adjustments	PEO Daniel Hansen)	Average Non-PEO NEOs	PEO (Jonathan Stanner)	Average Non-PEO NEOs	PEO (Jonathan Stanner)	Average Non-PEO NEOs	PEO (Jonathan Stanner)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,708,677)	$(590,099)	$(3,068,585)	$(1,117,442)	$(3,458,856)	$(768,635)	$(3,905,300)	$(859,933)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,202,113	599,678	1,796,033	547,786	1,243,530	276,340	2,325,504	512,080
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(659,498)	(90,187)	—	(95,227)	(972,163)	(269,544)	(1,835,941)	(278,176)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(64,948)	(16,237)	—	(37,417)	—	40,969	39,283	29,428
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	70,247	19,657
TOTAL ADJUSTMENTS	$(1,231,010)	$(96,845)	$(1,272,552)	$(702,300)	$(3,187,489)	$(720,869)	$(3,306,207)	$(576,944)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 57.75	59.98	80.32	74.15
Peer Group Total Shareholder Return Amount	81.91	71.42	84.40	73.69
Net Income (Loss)	$ (28,116,000)	$ 1,217,000	$ (68,584,000)	$ (149,245,000)
Company Selected Measure Amount	246,743,000	179,563,000	106,027,000	27,792,000
Measure:: 1
Pay vs Performance Disclosure
Name	Same Store Hotel EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Balance Sheet Enhancements
Measure:: 3
Pay vs Performance Disclosure
Name	Transaction Activity
Measure:: 4
Pay vs Performance Disclosure
Name	Capital Expenditure Metrics
Measure:: 5
Pay vs Performance Disclosure
Name	Relative and Absolute TSR
Jonathan Stanner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,652,211	$ 5,425,056	$ 4,932,109
PEO Actually Paid Compensation Amount	$ 2,346,004	2,237,567	3,659,557
PEO Name	Jonathan Stanner
Daniel Hansen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,577,809	$ 4,190,398
PEO Actually Paid Compensation Amount			2,957,229	2,959,388
PEO | Jonathan Stanner [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Jonathan Stanner [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,905,300)	(3,458,856)	(3,068,585)
PEO | Jonathan Stanner [Member] | Increase Based On Asc718 Fair Value Of Awards Granted During Applicable Fy That Remain Unvested As Of Applicable Fy End Determined As Of Applicable Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,325,504	1,243,530	1,796,033
PEO | Jonathan Stanner [Member] | Inc Ded For Awards Granted During Prior Fy That Were Outstanding And Unvested As Of Applicable Fy End Detrmd Based On Change In Asc718 Fair Value From Prior Fy End To Applicable Fy End Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,835,941)	(972,163)
PEO | Jonathan Stanner [Member] | Increase Deduction For Awards Granted During Prior F Y That Vested During Applicable F Y Determined Based On Change In A S C718 Fair Value From Prior F Y End To Vesting Date Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,283
PEO | Jonathan Stanner [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,247
PEO | Daniel Hansen [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,708,677)
PEO | Daniel Hansen [Member] | Increase Based On Asc718 Fair Value Of Awards Granted During Applicable Fy That Remain Unvested As Of Applicable Fy End Determined As Of Applicable Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,202,113
PEO | Daniel Hansen [Member] | Inc Ded For Awards Granted During Prior Fy That Were Outstanding And Unvested As Of Applicable Fy End Detrmd Based On Change In Asc718 Fair Value From Prior Fy End To Applicable Fy End Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(659,498)
PEO | Daniel Hansen [Member] | Increase Deduction For Awards Granted During Prior F Y That Vested During Applicable F Y Determined Based On Change In A S C718 Fair Value From Prior F Y End To Vesting Date Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(64,948)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(576,944)	(720,869)	(702,300)	(96,845)
Non-PEO NEO | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(859,933)	(768,635)	(1,117,442)	(590,099)
Non-PEO NEO | Increase Based On Asc718 Fair Value Of Awards Granted During Applicable Fy That Remain Unvested As Of Applicable Fy End Determined As Of Applicable Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	512,080	276,340	547,786	599,678
Non-PEO NEO | Inc Ded For Awards Granted During Prior Fy That Were Outstanding And Unvested As Of Applicable Fy End Detrmd Based On Change In Asc718 Fair Value From Prior Fy End To Applicable Fy End Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(278,176)	(269,544)	(95,227)	(90,187)
Non-PEO NEO | Increase Deduction For Awards Granted During Prior F Y That Vested During Applicable F Y Determined Based On Change In A S C718 Fair Value From Prior F Y End To Vesting Date Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,428	40,969	(37,417)	(16,237)
Non-PEO NEO | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,657
Daniel Hansen [Member] | Daniel Hansen [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (1,231,010)
Jonathan Stanner [Member] | Jonathan Stanner [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,306,207)	$ (3,187,489)	$ (1,272,552)